Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Leases [Line Items]
Cost		¥ 7,282	¥ 7,748
Accumulated depreciation		(2,684)	(2,679)
Net carrying amount		4,598	5,069
Real estate [Member]
Leases [Line Items]
Cost	[1]	3,091	3,093
Accumulated depreciation	[1]	(1,549)	(1,502)
Net carrying amount	[1]	1,542	1,591
Aircraft [Member]
Leases [Line Items]
Cost		4,191	4,655
Accumulated depreciation		(1,135)	(1,177)
Net carrying amount		¥ 3,056	¥ 3,478

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.